Equity	12 Months Ended
Dec. 31, 2019
Disclosure Of Equity [Abstract]
Equity

28. EQUITY

(1)	Details of equity as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Capital
Common stock capital	3,381,392	3,611,338
Hybrid securities(*1)	3,161,963	997,544
Capital surplus
Paid in capital in excess of par(*2)	269,533	608,348
Equity method	—	1,153
Others	16,356	16,794

Sub-total	285,889	626,295

Capital adjustments
Treasury stocks	(34,113)	—
Other adjustments(*3)	(1,607,647)	(1,748,667)

Sub-total	(1,641,760)	(1,748,667)

Accumulated other comprehensive income
Financial assets at FVTOCI	(87,182)	(71,914)
Gain on evaluation of investment stocks by equity method	302	915
Loss from foreign business translation	(244,735)	(152,987)
Remeasurements of defined benefit plan	(236,726)	(270,977)
Loss on evaluation of cash flow hedge	(3,869)	(5,692)

Sub-total	(572,210)	(500,655)

Retained earnings(*4) (*5)	17,124,657	18,524,515
Non-controlling interest(*1) (*6)	213,113	3,981,962

Total	21,953,044	25,492,332

(*1)	At the end of the previous term, hybrid securities were issued by Woori Bank, a subsidiary company, and were classified as non-controlling interests of capital from the 11th of January, 2019.
(*2)	Capital surplus increased as new shares were issued through a comprehensive stock exchange of shares when Woori Financial Inc. was established. (Note 1)
(*3)

Included capital transaction gains and losses recognized by the 2014 merger of Woori Bank and (formerly) Woori Financial Group Inc. During the current term, the Group entered to acquire and additional interest in the Woori Asset Trust Co., Ltd., reducing the capital adjustment by 111,242 million Won.

(*4)

The earned surplus reserve in retained earnings amounted to 1,857,754 million Won and 2,039,754 million Won as of December 31, 2018 and 2019, respectively. The earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. The reserve is restricted for the payment of cash dividends but be used for offsetting a deficit or transferring to capital in accordance with the Act.

(*5)

The regulatory reserve for credit loss in retained earnings amounted to 2,578,457 million and 2,356,246 million Won as of December 31, 2018 and 2019, respectively. The reserve is restricted for the payment of cash dividends pursuant to regulations.

(*6)	69,533 million Won increased as of December 31, 2019 due to business combination of Woori Asset Management Corp., and Woori Asset Trust Co., Ltd. (Note 44)

(2)	The number of authorized shares and others of the Group are as follows:

	December 31, 2018	December 31, 2019
Shares of common stock authorized	5,000,000,000 Shares	4,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Shares of common stock issued	676,000,000 Shares	722,267,683 Shares
Capital stock	3,381,392 million Won	3,611,338 million Won

(3)

There are no changes in the number of shares issued and outstanding for the years ended December 31, 2017 and 2018. Details of changes in shares of the Group issued as of December 31, 2019 are as follows:

December 31, 2019
Date of incorporation(*1)	680,164,306
Increase(*2)	42,103,377
Decrease	—

Ending Balance	722,267,683

(*1)

The number of shares issued by Woori Bank at the end of the business combination period is 676,000,000. When Woori Financial Group Inc. was established, 4,164,306 shares were issued as a result of stock comprehensive exchange with Woori Bank which is a shareholder of Woori FIS Co., Ltd., Woori Finance Management Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Private Equity Asset Management Co., Ltd., and Woori Fund Service Co., Ltd.

(*2)	New stocks were issued for the comprehensive stock exchange which was to transfer Woori Card Co., Ltd., as a first level of subsidiary from second-tier subsidiary in September, 2019.

(4)	Hybrid securities

The bond-type hybrid securities classified as owner’s equity are as follows (Unit: Korean Won in millions):

	Issue date	Maturity	Interest rate (%)	December 31, 2018	December 31, 2019
Securities in local currencies	April 25, 2013	April 25, 2043	4.4	500,000	—
	November 13, 2013	November 13, 2043	5.7	200,000	—
	December 12, 2014	December 12, 2044	5.2	160,000	—
	June 3, 2015	June 3, 2045	4.4	240,000	—
	July 26, 2018	—	4.4	400,000	—
	July 18, 2019	—	3.49	—	500,000
	October 11, 2019	—	3.32	—	500,000
Securities in foreign currencies	June 10, 2015	June 10, 2045	5.0	559,650	—
	September 27, 2016	—	4.5	553,450	—
	May 16, 2017	—	5.3	562,700	—
Issuance cost				(13,837)	(2,456)

Total				3,161,963	997,544

The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years.

In addition, the hybrid securities issued by the Bank have been reclassified to non-controlling interests in the consolidated financial statements of the Group in 2019 due to the establishment of the financial holding company on January 11, 2019.

(5)	Details of changes in capital adjustments are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Beginning balance	(1,849,551)	(1,641,760)
Losses on redemption of hybrid securities	(368)	(277)
Acquisition of treasury stocks	—	4,245
Transaction with other owners(*)	208,159	(110,875)

Ending balance	(1,641,760)	(1,748,667)

(*)	111,242 million Won is included which has been reduced by the Group to obtain an additional stake in the Woori Asset Trust Co., Ltd.

(6)	Accumulated other comprehensive income

Changes in the accumulated other comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	Beginning balance	Increase (decrease)(*)	Reclassification adjustments(*)	Income tax effect	Ending balance
Gain (loss) on valuation of AFS financial assets	386,981	80,997	(164,803)	(1,245)	301,930
Share of other comprehensive income (loss) of joint ventures and associates	(1,863)	2,516	—	(1,904)	(1,251)
Loss on foreign currency translation of foreign operations	(48,353)	(193,272)	—	(1,075)	(242,700)
Remeasurement gain (loss) related to defined benefit plan	(163,397)	6,216	—	4,557	(152,624)
Gain (loss) on valuation of cash flow hedges	—	1,025	—	(248)	777
Transfer to assets held for sale	—	4,145	—	—	4,145

Total	173,368	(98,373)	(164,803)	85	(89,723)

(*)

For the change in gain (loss) on valuation of AFS financial assets, “increase (decrease)” represents change due to the valuation during the period, and “reclassification adjustments” represents disposal or recognition of impairment losses on AFS financial assets.

	For the year ended December 31, 2018
	Beginning balance	Increase (decrease)(*1)(*2)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(88,906)	(8,677)	8,015	2,386	(87,182)
Gain (loss) on financial liabilities at FVTPL designated as upon initial recognition due to own credit risk	(96)	132	—	(36)	—
Share of other comprehensive gain (loss) of joint ventures and associates	(2,656)	4,080	—	(1,122)	302
Gain (loss) on foreign currency translation of foreign operations	(242,806)	(2,661)	—	732	(244,735)
Remeasurement gain (loss) related to defined benefit plan	(152,358)	(111,401)	—	27,033	(236,726)
Gain (loss) on valuation of derivatives designated as cash flow hedges	777	30,655	(26,871)	(8,430)	(3,869)
Transfer to assets held for distribution (sale)	4,145	(4,145)	—	—	—

Total	(481,900)	(92,017)	(18,856)	20,563	(572,210)

(*1)	Net gain (loss) on valuation of financial assets at FVTOCI included the 1,009 million Won transfer to retained earnings due to disposal of equity securities.
(*2)

Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to credit risk included the 4 million Won transferred to retained earnings due to redemption.

	For the year ended December 31, 2019
	Beginning balance	Increase (decrease)(*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(87,182)	(24,180)	43,021	(3,573)	(71,914)
Share of other comprehensive gain (loss) of joint ventures and associates	302	(1,420)	—	2,033	915
Gain (loss) on foreign currency translation of foreign operations	(244,735)	96,157	—	(4,409)	(152,987)
Remeasurement gain (loss) related to defined benefit plan	(236,726)	(48,244)	—	13,993	(270,977)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(3,869)	(32,719)	31,756	(860)	(5,692)

Total	(572,210)	(10,406)	74,777	7,184	(500,655)

(*)

The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and includes the amount of 29,368 million Won replaced by retained earnings due to the disposal of the equity securities.

(7)	Treasury stock

Details of treasury stocks are as follows (Unit: Shares, Korean Won in millions):

	December 31, 2019
	Number of shares	Book value
Beginning balance	2,728,774	34,113
Acquisition(*)	57,721,387	799,886
Disposal	(60,450,159)	(833,999)

Ending balance	2	—

(*)

At the establishment of Woori Financial Group Inc., Woori Bank acquired 15,618,008 shares of the Group. (The comprehensive stock transfer of Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Woori Fund Services Co., Woori Private Equity Asset Management Co. and the parent company, Woori Financial Group Inc. :4,164,306 shares, execution of the right to purchase shares from shareholders who were against to comprehensive stock transfer: 11,453,702 shares) In September 2019, Woori Bank acquired 42,103,377 additional shares of Woori Financial Group Inc. through a comprehensive exchange of shares of Woori Card Co., Ltd. and Woori Financial Group Inc., the parent company. 2 shares of treasury stocks have been incurred for the provision for odd-lot payment incurred during the partial stock replacement of the shareholders who possess physical stock certificate.